UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              5-10-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 156
                                        -------------------

Form 13F Information Table Value Total: $192,524
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
31-Mar-06

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----
3M CO COM                          COM         88579Y101         658        8690 SH           Sole                 8690
ABB LTD ADR                        COM         000375204         317       25285 SH           Sole                25285
ABBOTT LABS                        COM         002824100         406        9560 SH           Sole                 9560
AFFILIATED MANAGERS GRP            COM         008252108        4704       44125 SH           Sole                44125
AGNICO-EAGLE MINES                 COM         008474108         239        7850 SH           Sole                 7850
ALCOA INC                          COM         013817101         579       18950 SH           Sole                18950
ALLIED CAP CORP NEW COM            COM         01903Q108        2152       70326 SH           Sole                70326
ALLSTATE CORP                      COM         020002101         253        4850 SH           Sole                 4850
AMDOCS LTD                         COM         g02602103         584       16199 SH           Sole                16199
AMERICA MOVIL-SERIES L-WI          COM         02364w105        6700    195568.2 SH           Sole             195568.2
AMERICAN EXPRESS                   COM         025816109         857       16315 SH           Sole                16315
AMERICAN INTL GROUP INC            COM         026874107         811       12275 SH           Sole                12275
AMGEN INC                          COM         031162100         702        9650 SH           Sole                 9650
ANADARKO PETE CORP COM             COM         032511107         229        2265 SH           Sole                 2265
ANHEUSER BUSCH COS INC             COM         035229103         218        5100 SH           Sole                 5100
APACHE CORP COM                    COM         037411105        1429       21820 SH           Sole                21820
APPLE COMPUTER INC COM             COM         037833100         248        3960 SH           Sole                 3960
APPLIED INDUSTRIAL TECH INC        COM         03820c105        2230       50000 SH           Sole                50000
ASTRAZENECA PLC SPON ADR           COM         046353108         225        4480 SH           Sole                 4480
BANK OF NY CO INC                  COM         064057102         869       24115 SH           Sole                24115
BANKAMERICA CORP COM               COM         060505104         319        6994 SH           Sole                 6994
BB&T CORP COM                      COM         054937107        9746      248623 SH           Sole               248623
BEAR STEARNS COMPANIES, INC        COM         073902108         223        1605 SH           Sole                 1605
BEMA GOLD CORP                     COM         08135f107         200       45240 SH           Sole                45240
BOSTON SCIENTIFIC CORP COM         COM         101137107         231       10010 SH           Sole                10010
BP AMOCO PLC - SPONS ADR           COM         055622104         641        9301 SH           Sole                 9301
BRASIL DISTR PAO ACU - SP ADR      COM         20440t201        3567       84635 SH           Sole                84635
BUCKEYE PARTNERS UTS LP            COM         118230101         348        8150 SH           Sole                 8150
BURLINGTON RES INC COM             COM         122014103        1777       19329 SH           Sole                19329
CANADIAN NATIONAL RAILWAY CO       COM         136375102        5303    117114.9 SH           Sole             117114.9
CAPITAL ONE FINL CORP COM          COM         14040H105        1053       13075 SH           Sole                13075
CHEVRONTEXACO CORP COM             COM         166764100         683     11789.4 SH           Sole              11789.4
CISCO SYSTEMS                      COM         17275R102        1249       57628 SH           Sole                57628
CITIGROUP INC                      COM         172967101        1715    36321.01 SH           Sole             36321.01
COCA COLA CO                       COM         191216100         439       10495 SH           Sole                10495
COHEN & STEERS QUALITY REIT        COM         19247L106         294       13413 SH           Sole                13413
CONOCOPHILLIPS COM                 COM         20825C104         472        7480 SH           Sole                 7480
CONSOLIDATED EDISON                COM         209115104         543       12475 SH           Sole                12475
CONSTELLATION ENERGY GROUP         COM         210371100        4314       78852 SH           Sole                78852
COSTCO WHSL CORP NEW COM           COM         22160K105         481        8875 SH           Sole                 8875
CRA INTERNATIONAL INC              COM         12618t105         488        9905 SH           Sole                 9905
CVS CORP                           COM         126650100        6419      214884 SH           Sole               214884
DISNEY WALT CO DEL                 COM         254687106        1049    37627.13 SH           Sole             37627.13
DOVER CORP                         COM         260003108         996       20510 SH           Sole                20510
DRIL-QUIP                          COM         262037104         220        3100 SH           Sole                 3100
DUKE ENERGY CORP                   COM         264399106         694       23815 SH           Sole                23815
DUN & BRADSTREET DEL COM NEW       COM         26483E100        1352       17635 SH           Sole                17635
E M C CORP MASS COM                COM         268648102         839       61575 SH           Sole                61575
EATON CORP COM                     COM         278058102        1030       14115 SH           Sole                14115
EBAY INC COM                       COM         278642103         214        5490 SH           Sole                 5490
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102         660      200000 SH           Sole               200000
EXTRADED FTSE/XINHUA CHINA 25(     COM         464287184         462        6225 SH           Sole                 6225
EXXON MOBIL CORP COM               COM         30231G102        2254       37035 SH           Sole                37035
FANNIE MAE                         COM         313586109         200        3895 SH           Sole                 3895
FIRST DATA CORP COM                COM         319963104         337        7200 SH           Sole                 7200
FREDDIE MAC                        COM         313400301         355        5820 SH           Sole                 5820
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857         859       14380 SH           Sole                14380
FRIEDMAN BILLINGS RAMS CL A        COM         358434108         366       39000 SH           Sole                39000
GARDNER DENVER INC                 COM         365558105        5495       84276 SH           Sole                84276
GENENTECH INC COM NEW              COM         368710406         210        2485 SH           Sole                 2485
GENERAL DYNAMICS CORP COM          COM         369550108         237        3705 SH           Sole                 3705
GENERAL ELEC CO COM                COM         369604103        3363       96697 SH           Sole                92857         3840
GENWORTH FINANCIAL INC.            COM         37247D106         216        6475 SH           Sole                 6475
GILDAN ACTIVEWEAR INC CL A         COM         375916103         261        5485 SH           Sole                 5485
GLOBAL ENERGY GROUP INC            COM         37941v105           5       27000 SH           Sole                27000
GLOBAL INDUSTRIES LTD              COM         379336100        4215      290875 SH           Sole               290875
GRANT PRIDECO INC                  COM         38821g101         216        5050 SH           Sole                 5050
GRUPO TELEVISA ADR                 COM         40049j206         228       11480 SH           Sole                11480
HANSEN NATURAL                     COM         411310105         233        1845 SH           Sole                 1845
HARMONY GOLD MNG LTD SPONSORED     COM         413216300         180       11310 SH           Sole                11310
HARRIS CORP                        COM         413875105         205        4329 SH           Sole                 4329
HEALTHCARE RLTY TR COM             COM         421946104         482       12900 SH           Sole                12900
HILTON HOTELS CORP                 COM         432848109         490       19240 SH           Sole                19240
HOLOGIC                            COM         436440101         213        3850 SH           Sole                 3850
HOME DEPOT INC                     COM         437076102        1706       40320 SH           Sole                40320
HONEYWELL INTL INC COM             COM         438516106         552       12896 SH           Sole                12896
HUDSON CITY BANCORP INC            COM         443683107        5255      395375 SH           Sole               395375
ILLINOIS TOOL WKS INC COM          COM         452308109         202        2100 SH           Sole                 2100
INDIA FUND INC                     COM         454089103         573       11354 SH           Sole                11354
INGERSOLL-RAND CO COM              COM         G4776G101        1264       30235 SH           Sole                30235
INT'L BUSINESS MACHINES            COM         459200101         635        7700 SH           Sole                 7700
INTEL CORPORATION                  COM         458140100         940       48300 SH           Sole                48300
ISHARES JAPAN INDEX FUND           COM         464286848         399       27725 SH           Sole                27725
ISHARES S&P GLOBAL FINANCIALS      COM         464287333         222        2805 SH           Sole                 2805
ISHARES S&P LATIN AMERICA 40       COM         464287390         208        1485 SH           Sole                 1485
ISHARES TRUST DOW JONES TEL        COM         464287713        4865    187981.4 SH           Sole             187981.4
ISHARES TRUST EMU INDEX FUND       COM         464286608         231        2650 SH           Sole                 2650
ITT INDS INC                       COM         450911102        4957       88180 SH           Sole                88180
JLG INDUSTRIES                     COM         466210101         200        6505 SH           Sole                 6505
JOHNSON & JOHNSON                  COM         478160104         827       13965 SH           Sole                13965
JOHNSON CONTROLS INC               COM         478366107        5246       69095 SH           Sole                69095
JOY GLOBAL INC                     COM         481165108         219        3666 SH           Sole                 3666
KOOKMIN BK ACTIVEWEAR              COM         50049m109         209        2448 SH           Sole                 2448
LEGG MASON INC                     COM         524901105        5499    43878.32 SH           Sole             43878.32
LEHMAN BROS HLDGS INC COM          COM         524908100         586        4054 SH           Sole                 4054
LG PHILLIPS LCD CO LTD             COM         50186V102         462       20373 SH           Sole                20373
MASSEY ENERGY CO                   COM         576206106         957       26520 SH           Sole                26520
MCG CAPITAL CORPORATION            COM         58047P107         524       37135 SH           Sole                37135
MERCK & CO INC                     COM         589331107         342        9714 SH           Sole                 9714
MICROSOFT CORP                     COM         594918104        2138       78576 SH           Sole                78576
MILLICOM INTERNATIONAL CELLULA     COM         l6388f110         206        4320 SH           Sole                 4320
MOODYS CORP                        COM         615369105         743       10400 SH           Sole                10400
MORGAN J P & CO INC                COM         46625H100         557       13380 SH           Sole                13380
MORGAN STANLEY                     COM         617446448         387        6155 SH           Sole                 6155
MORGAN STANLEY EASTERN EUROPE      COM         616988101         473       10214 SH           Sole                10214
MORGAN STANLEY EMERGING MKTS D     COM         61744h105         356       34185 SH           Sole                34185
MOTOROLA INC                       COM         620076109         824       35960 SH           Sole                35960
MYLAN LABS INC COM                 COM         628530107         751       32110 SH           Sole                32110
NEWMONT MINING CORP COM            COM         651639106         516        9947 SH           Sole                 9947
NIKE INC CL B                      COM         654106103         707        8303 SH           Sole                 8303
NISOURCE INC                       COM         65473P105         417       20600 SH           Sole                20600
NOKIA CORP SPONSORED ADR           COM         654902204         898       43330 SH           Sole                43330
NORFOLK SOUTHERN CORP              COM         655844108         551       10185 SH           Sole                10185
NORTHERN DYNASTY MINERALS          COM         66510m204        1504      233113 SH           Sole               233113
NVIDIA CORP                        COM         67066g104        6710      117192 SH           Sole               117192
OLD NATIONAL BANKCORP              COM         680033107         547       25261 SH           Sole                25261
PEABODY ENERGY CORP                COM         704549104        6469      128322 SH           Sole               128322
PEPSICO INC                        COM         713448108         617     10669.8 SH           Sole              10669.8
PFIZER INC COM                     COM         717081103        1217       48830 SH           Sole                44510         4320
PIONEER NATURAL RESOURCES CO.      COM         723787107         997       22525 SH           Sole                22525
PROCTER & GAMBLE CO                COM         742718109        1380       23952 SH           Sole                23952
QORUS COM INC COM                  COM         747280105           5       20849 SH           Sole                20849
RELIANCE STEEL & ALUMINUM CO       COM         759509102         238        2535 SH           Sole                 2535
SANOFI-AVENTIS GROUP ADR           COM         80105N105         419        8825 SH           Sole                 8825
SATYAM COMPUTER SERVICES-ADR       COM         804098101        7517    171778.5 SH           Sole             171778.5
SCHEIN HENRY                       COM         806407102        5338      111540 SH           Sole               111540
SCHLUMBERGER LTD                   COM         806857108         230        1820 SH           Sole                 1820
SIFY LIMITED ADR                   COM         82655m107         187       14145 SH           Sole                14145
SILICON LABORATORIES               COM         826919102         217        3955 SH           Sole                 3955
TELECOM CORPORATION OF NEW ZEA     COM         879278208         249        9100 SH           Sole                 9100
TEMPLETON RUSSIA AND EAST EURO     COM         88022f105         580        7619 SH           Sole                 7619
TEMPUR-PEDIC INTL INC              COM         88023U101         861       60875 SH           Sole                60875
TEXAS INSTRS INC COM               COM         882508104         477       14705 SH           Sole                14705
TIME WARNER INC                    COM         887317105        1215       72385 SH           Sole                72385
TOWNEBANK PORTSMOUTH COM           COM         89214P109        1725    78968.65 SH           Sole             78968.65
UNITED HEALTHCARE CORP             COM         91324P102         335        5990 SH           Sole                 5990
VANGUARD EMERGING MARKETS VIPE     COM         922042858         445        6616 SH           Sole                 6616
VIPERS SMALL CAP GROWTH            COM         922908595         228    3440.042 SH           Sole             3440.042
W R BERKLEY CORP.                  COM         084423102         200        3450 SH           Sole                 3450
WAL-MART STORES INC                COM         931142103         810       17150 SH           Sole                17150
WATERSIDE CAP CORP COM             COM         941872103         596      148919 SH           Sole               148919
WELLPOINT HLT NETW NEW COM         COM         94973V107        1049       13542 SH           Sole                13542
WESCO INTERNATIONAL INC            COM         95082p105        7166      105360 SH           Sole               105360
WILDER H CLEAN ENERGY POWER SH     COM         73935X500         223       10515 SH           Sole                10515
YAHOO INC COM                      COM         984332106         746       23110 SH           Sole                23110
BAC CAP TR I GTD CAP SECS                      055187207         340       13500 SH           Sole                13500
CHEVY CHASE PFD CAP CP PFD A E                 16678M207         442        8265 SH           Sole                 8265
NUVEEN QUALITY PREF INCOME FUN                 67072C105         369       27016 SH           Sole                27016
FEDERATED TOTAL RETURN GV FD I                 31428Q887         139    14383.69 SH           Sole             14383.69
IDEX TRANSAMERICA CONS HIGH YI                 893961201         110       12000 SH           Sole                12000
PIMCO TOTAL RETURN FUND CL B                   693390437         103       10000 SH           Sole                10000
PROFUNDS ULTRA PHARMACEUTICALS                 743185423         182    19503.67 SH           Sole             19503.67
RYDEX MID CAP VALUE H                          78355e635         242     7597.95 SH           Sole              7597.95
RYDEX RETAILING FD                             783554645          95       10273 SH           Sole                10273
RYDEX SECTOR ROTATION FD                       78355E833         108       11155 SH           Sole                11155
RYDEX VT MIDCAP VALUE FD                       78355E365         242       11110 SH           Sole                11110